Subsequent Events (Details Narrative) - USD ($)															1 Months Ended			3 Months Ended	12 Months Ended
	May 15, 2024	May 14, 2024	May 03, 2024	May 02, 2024	May 01, 2024	Apr. 18, 2024	Mar. 29, 2024	Mar. 27, 2024	Feb. 19, 2024	Feb. 09, 2024	Feb. 05, 2024	Feb. 02, 2024	Jan. 24, 2024	Dec. 14, 2023	May 31, 2024	Mar. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 06, 2024	Mar. 26, 2024	Jan. 31, 2024
Subsequent Event [Line Items]
Debt Repayment Agreement Description																20,221,589		20,221,589	16,019,256	6,445,599
Stock options awarded																		54,000	821,998	235,109
Weighted Average Exercise Price, Granted																		$ 0.61	$ 10.01	$ 2.77
Principal amount														$ 3,500,000
Addendum To Letter Agreements Description												Pursuant to the Roth Addendum, in lieu of payment in cash of the full amount of any advisory fees or other fees or expenses, incurred in 2024, and owed under the Roth Engagement Agreements (collectively, the “Roth Fee”), the Company (i) issued to Roth 175,000 shares (the “Roth Shares”) of the Company’s Class A Common Stock, and (ii) on or before June 30, 2024, will pay to Roth an amount in cash equal to $300,000 or, if the Company determines that such payment should not be made in cash due to the Company’s cash position at such time, issue to Roth a number of shares of Class A Common Stock equal to $300,000 divided by the daily VWAP for the trading day immediately preceding June 30, 2024 (any such shares, the “Additional Roth Shares”). The Company registered the Roth Shares and 600,000 shares of Class A Common Stock (in addition to the Roth Shares) on a registration statement to cover any issuances of Additional Roth Shares						Pursuant to the Roth Addendum, in lieu of payment in cash of the full amount of any advisory fees or other fees or expenses, incurred in 2024, and owed under the Roth Engagement Agreements (collectively, the “Roth Fee”), the Company (i) issued to Roth 175,000 shares (the “Roth Shares”) of the Company’s Class A Common Stock on February 2, 2024, and (ii) on or before June 30, 2024, will pay to Roth an amount in cash equal to $300,000 or, if the Company determines that such payment should not be made in cash due to the Company’s cash position at such time, issue to Roth a number of shares of Class A Common Stock equal to $300,000 divided by the daily VWAP for the trading day immediately preceding June 30, 2024 (any such shares, the “Additional Roth Shares”). The Company registered the Roth Shares and 600,000 shares of Class A Common Stock (in addition to the Roth Shares) on a registration statement to cover any issuances of Additional Roth Shares
Yorkville Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Principal amount														3,500,000
Pre paid Aadvance funded on merger														$ 2,000,000.0
Discount on pre paid advance funded on merger														10.00%
Pre paid advance funded on registration														$ 1,500,000
Discount on pre paid advance funded on registration														10.00%
Percentage of excess shares issued and outstanding														19.99%
Increased principal amount agreed to advance														$ 1,000,000
Aggregate principal amount.														$ 4,500,000
Principal amount											$ 1,000,000					$ 1,000,000		$ 1,000,000				$ 1,500,000
Yorkville Convertible Note Agreement [Member]
Subsequent Event [Line Items]
Convertible note, term																			On January 24, 2024, Yorkville provided the Company with a waiver with respect to the triggering of an amortization event in January 2024, in terms of the Yorkville Convertible Note Agreement, which would have required the Company to make monthly repayments of amounts outstanding under the Yorkville Convertible Note, with each monthly repayment to be in an amount equal to the sum of (x) $1,000,000, plus (y) 10% in respect of such amount, and (z) all outstanding accrued and unpaid interest as of each payment date. As a result of the waiver, no repayments were required by the Company, and the floor price
Roth Addendum To Letter Agreements [Member]
Subsequent Event [Line Items]
Shares issued to GEM, shares												175,000
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Units, Granted																		673,253
Debt Repayment Agreement [Member]
Subsequent Event [Line Items]
Debt Repayment Agreement Description																		On May 3, 2024, the Company and Yorkville entered into a Debt Repayment Agreement (the “Debt Repayment Agreement”) acknowledging as of the effective date of the Debt Repayment Agreement, that the February Promissory Note had been fully repaid and as of the effective date, $2,800,000 of principal remains outstanding under the Yorkville Promissory Notes. Pursuant to the Debt Repayment Agreement, Yorkville shall not (i) deliver any Investor Notice (as defined above pursuant to the SEPA), or (ii) exercise its right to convert all or any portion of any outstanding Promissory Notes after the effective date, for the duration of the standstill period (the “Standstill”). The Standstill is such that within three (3) business days upon the closing of a registered offering, the Company shall (i) pay to Yorkville certain repayment proceeds against outstanding Promissory Notes then-outstanding, and (ii) deliver to Yorkville an Advance Notice. Yorkville has agreed that on the date of such a closing of a registered offering, for ninety (90) days after the closing, (A) it will (i) deliver to the Company and Investor Notice pursuant to the SEPA, or (ii) exercise its Conversion Right and (B) any obligation of the Company to make any monthly payments of the Promissory Notes shall be suspended for the duration of the Standstill period. Additionally, the Company and Yorkville have agreed that upon commencement of the Standstill period, the Floor Price pursuant to the then-outstanding Promissory Notes, shall be adjusted to a price to be mutually agreed between the Company and Yorkville, and upon commencement of the Standstill period, the maturity date of each of the then-outstanding Promissory Notes shall be extended by one hundred and twenty (120) days after the closing of such a registered offering.
Common Class A [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions																		17,910,455	13,708,122
Debt Repayment Agreement Description																			13,708,122	2,560,926
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions														300,000
Shares Issued, Price Per Share														$ 10.00
Common Class A [Member] | Roth Addendum To Letter Agreements [Member]
Subsequent Event [Line Items]
Shares issued to GEM, shares												175,000
Shares issued, shares												$ 300,000
Shares issued, cash												$ 300,000
Stock issued during period shares additional shares												600,000
Common Class A [Member] | Conversion Of 7Gc Promissory Notes [Member] | Sponsor Member
Subsequent Event [Line Items]
Shares issued to GEM, shares										890,611
Gem Agreement [Member]
Subsequent Event [Line Items]
Principal amount											1,000,000.0
Monthly installments											100,000
Cash agreed to pay											$ 1,200,000
Gem Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares issuable under the terms of promissory note											2,000,000
Shares issued under the terms of promissory note																		139,470
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued to GEM, shares												175,000
Minimum net tangible assets upon consummation of business combination											$ 50,000,000
Total assets and total revenue											50,000,000
Subsequent Event [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Increased principal amount agreed to advance								$ 1,500,000			1,000,000.0
Aggregate principal amount.								$ 4,500,000			$ 4,500,000
Discount on additional pre paid advance amount								10.00%			10.00%
Principal amount								$ 1,500,000			$ 1,000,000.0
Debt instrument, maturity date								Jun. 14, 2024			Jun. 14, 2024
Debt instrument, interest rate								0.00%			0.00%
Subsequent Event [Member] | Yorkville Convertible Note Agreement [Member]
Subsequent Event [Line Items]
Monthly installments													$ 1,000,000
Percentage of outstanding monthly repayments													10.00%
Repayments													$ 0
Subsequent Event [Member] | Yorkville SEPA Advance Purchase Notices [Member]
Subsequent Event [Line Items]
Purchase of common shares																	344,377
Purchase of common shares																	$ 300,000
Subsequent Event [Member] | Pre Paid Yorkville Convertible Notes [Member]
Subsequent Event [Line Items]
Purchase of common shares																1,889,358
Purchase of common shares																$ 1,200,000
Subsequent Event [Member] | Yorkville Deferred Fee Settlement [Member]
Subsequent Event [Line Items]
Purchase of common shares																710,025
Purchase of common shares																$ 500,000
Subsequent Event [Member] | Gem Agreement [Member]
Subsequent Event [Line Items]
Principal amount											$ 1,000,000.0
Monthly installments											100,000
Cash agreed to pay											$ 1,200,000
Subsequent Event [Member] | Marketing Services Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued									153,492
Ordinary shares issued value									$ 200,000
Subsequent Event [Member] | Minimum [Member] | Yorkville SEPA Advance Purchase Notices [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share																	$ 0.7616
Subsequent Event [Member] | Minimum [Member] | Yorkville Deferred Fee Settlement [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share																$ 0.6330		$ 0.6330
Subsequent Event [Member] | Maximum [Member] | Yorkville SEPA Advance Purchase Notices [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share																	$ 1.2229
Subsequent Event [Member] | Maximum [Member] | Yorkville Deferred Fee Settlement [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share																$ 0.7042		$ 0.7042
Subsequent Event [Member] | Share-Based Payment Arrangement, Option [Member] | 2023 Equity Incentive Plan [Member] | Minimum [Member]
Subsequent Event [Line Items]
Weighted Average Exercise Price, Granted		$ 1
Subsequent Event [Member] | Share-Based Payment Arrangement, Option [Member] | 2023 Equity Incentive Plan [Member] | Maximum [Member]
Subsequent Event [Line Items]
Weighted Average Exercise Price, Granted		$ 5
Subsequent Event [Member] | Share-Based Payment Arrangement, Employee [Member]
Subsequent Event [Line Items]
Stock options awarded		1,200,000
Subsequent Event [Member] | Share-Based Payment Arrangement, Employee [Member] | Share-Based Payment Arrangement, Option [Member] | 2023 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Common stock vesting term		4 years
Common stock vesting term		10 years
Subsequent Event [Member] | Employees And Outside Contractors [Member] | 2023 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Stock options awarded		144,500
Subsequent Event [Member] | Employees And Outside Contractors [Member] | Share-Based Payment Arrangement, Option [Member] | 2023 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Common stock vesting term		4 years
Common stock vesting term		10 years
Subsequent Event [Member] | Employees And Outside Contractors [Member] | Restricted Stock Units (RSUs) [Member] | 2023 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Common stock vesting term		4 years
Units, Granted		219,290
Subsequent Event [Member] | Debt Repayment Agreement [Member]
Subsequent Event [Line Items]
Principal amount outstanding			$ 2,800,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Debt Repayment Agreement Description																					320,000
Forfeiture of common stock shares																							100,000
Subsequent Event [Member] | Common Class A [Member] | Roth Addendum To Letter Agreements [Member]
Subsequent Event [Line Items]
Shares issued, shares	$ 300,000						$ 300,000					$ 300,000
Shares issued, cash												$ 300,000
Stock issued during period shares additional shares												600,000
Subsequent Event [Member] | Common Class A [Member] | Conversion Of 7Gc Promissory Notes [Member] | Sponsor Member
Subsequent Event [Line Items]
Shares issued to GEM, shares												890,611
Subsequent Event [Member] | Gem Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions					260,443
Shares issuable under the terms of promissory note											2,000,000
Shares issued under the terms of promissory note											139,470
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions				334,336
Purchase amount				$ 100,000
Shares Issued, Price Per Share				$ 0.2991
Offset amount				$ 100,000
Alco November Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, maturity date range, end						May 31, 2024
Pre Paid Yorkville Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase of common shares															360,136
Purchase of common shares															$ 100,000
Debt instrument conversion price per share															$ 0.28